Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
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Issuance of Restricted Shares
The record dates for the shares issuance were July 21, 2015 and May 10, 2016. The relevant information is as follows:

Type of arrangement	Grant date	Share price on grant date (in NT$)	Number of shares (in thousands)	Number of shares returned due to employee resignation (in thousands)		Contract period	Vesting condition
				2018	2019
Restricted shares award agreement	July 21, 2015	36.1	15,752	(256)	—	3 years	Meet service and performance conditions
Restricted shares award agreement	May 10, 2016	30.6	1,548	(116)	(25)	3 years	Meet service and performance conditions